Financial risk management, objective and policies - Foreign currency risk (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2020	Mar. 31, 2019
SGD against INR
Financial risk management, objective and policies
Percentage of reasonably possible change in exchange rates	5.00%	5.00%
Foreign currency risk | USD against INR
Financial risk management, objective and policies
Percentage of reasonably possible change in exchange rates	5.00%	5.00%
Risk exposure to currency fluctuations	₨ 7,601	₨ 10,256
Foreign currency risk | Euro against INR
Financial risk management, objective and policies
Percentage of reasonably possible change in exchange rates	5.00%	5.00%
Risk exposure to currency fluctuations	₨ 1,137	₨ 2,245
Foreign currency risk | GBP against INR
Financial risk management, objective and policies
Percentage of reasonably possible change in exchange rates	5.00%	5.00%
Risk exposure to currency fluctuations	₨ 1,113	₨ 930
Foreign currency risk | SGD against INR
Financial risk management, objective and policies
Risk exposure to currency fluctuations	₨ 402	₨ 1,901